Summary of Significant Accounting Policies - Schedule of Basic and Diluted Loss Per Share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to UTime Limited, basic (in Yuan Renminbi) | ¥	¥ (670,087)		¥ (60,884)	¥ (87,616)
Net loss attributable to UTime Limited, diluted (in Yuan Renminbi) | ¥	¥ (670,087)		¥ (60,884)	¥ (87,616)
Denominator:
Weighted average shares outstanding, basic (in Shares) | shares	3,604,015		1,655,076	54,271
Weighted average shares outstanding, diluted (in Shares) | shares	3,604,015		1,655,076	54,271
Net loss attributable to UTime Limited per ordinary share:
Continuing operations | (per share)	¥ (0.19)	$ (0.03)	¥ (0.04)	¥ (1.54)
Discontinued operations | (per share)			¥ (0.02)	¥ (0.12)